Summary of Significant Accounting Policies - Schedule of Accounts Receivable and Contract Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of accounts receivable and contract assets, net [Abstract]
Accounts receivable	¥ 183,155	¥ 295,562
Contract assets (See Note 2(q))	954,006	1,071,064
Allowance for expected credit losses	(12,254)	(15,784)
Accounts receivable and contract assets, net	¥ 1,124,907	¥ 1,350,842